Acquisition of Copper Mountain Mining Corporation (Narrative) (Details) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2024	Jun. 20, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 20, 2023 USD ($)
Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Listed share price at acquisition date | $ / shares		$ 6.87
Acquisition related costs				$ 6,932
Share issuance costs				188
Fair value of acquired receivables					$ 8,764
Fair value of other receivables acquired					$ 10,346
Revenue contributed from acquisition			$ 165,438	1,824,713
Net profit contributed from acquisition			$ 13,376	$ 27,406
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary	75.00%	75.00%
Percentage of voting equity interests acquired					75.00%
Copper Mountain Mine (BC) Ltd. [Member] | Copper Mountain Mining Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary		75.00%
Copper Mountain Mine (BC) Ltd. [Member] | Mitsubishi Materials Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of non-controlling interest		25.00%
Copper Mountain Mine (BC) Ltd. [Member] | Copper Mountain Mine [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held in subsidiary		100.00%